UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
 Suite C
Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

ROBO-STOXTM Global Robotics and Automation Index ETF

Annual Report

April 30, 2014

ROBO-STOXTM
Global Robotics and Automation Index ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to the Financial Statements	12
Report of Independent Registered Public Accounting Firm	19
Trustees and Officers of the Trust	20
Disclosure of Fund Expenses	23
Supplemental Information	24

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Management Discussion of Fund Performance (Unaudited)

ROBO-STOX™ Global Robotics and Automation Index Exchange Traded Fund

Dear Shareholders,

On behalf of the entire ROBO-STOX™ team, we want to express our appreciation for the confidence you have placed in the ROBO-STOX™ Global Robotics and Automation Index ETF (“ROBO” or the “Fund”).

The following information pertains to the period between the inception of the Fund on October 21, 2013, and the end of the fiscal period on April 30, 2014.

The Fund saw positive performance during the period since inception through April 30. The market price for ROBO grew 4.20% and the NAV rose 3.84%, while the S&P 500, a broad market index, returned 9.13% over the same period. Meanwhile, outstanding shares rose to 4,050,000.

From inception through April 30, 2014, the largest positive contributor to return was Aerovironment Inc. (AVAV US), adding 88 bps to the return of the Fund, a result of its average weighting of 2.6% and 36.44% gain for the period. The second largest contributor to return for the period was Hiwin Technologies Corp (2049 TT), positively contributing 55 bps to the return of the Fund, gaining 20.40% for the period and with an average weight of 2.70%. The third largest contributor to return was Airtac International Group (1590 TT), adding 51 bps to the return of the Fund, with a total return for the period of 48.27% and an average weight for the period of 1.15%.

For the period, the largest negative contributor to return was Yaskawa Electric Corp. (6506 JP), detracting 38 bps from the return of the Fund, declining 14.13% with an average weight of 2.11%. The security contributing second-most negatively was The Exone Company (XONE US), reducing the return of the Fund by 36 bps, declining 32.53% with an average weight of 1.05% for the period. The third largest negative contributor to return was Arcam AB (ARCM SS), detracting 33 bps from the return of the Fund for the period, declining 26.29% with an average weight of 1.17%.

The best performing security in the Fund for the period was Yushin Precision Equipment (6482 JP), gaining 51.61% and contributing 50 bps to the return of the Fund. The second-best performing security for the period was Airtac International Group (1590 TT), with a total return of 48.27% and adding 51 bps to the return of the Fund. The third-best performing security was Aerovironment Inc. (AVAV US), gaining 36.44% for the period and contributing the most positively of all securities in the Fund, adding 88 bps to the return of the Fund.

The worst performing security in the Fund for the period was The Exone Company (XONE US), declining 32.53% and reducing the return of the Fund by 36 bps. The second-worst performing security in the Fund was Mazor Robotics Ltd. (MZOR IT), declining 27.01% for the period and reducing the return of the Fund by 14 bps. The third-worst performing security for the period was Arcam AB (ARCM SS), declining 26.29% and reducing the return of the Fund by 33 bps.

There is much ahead for the robotics and automation space, and we are thankful that you have joined us. As Technology-related companies begin entering the market through high profile acquisitions, we believe the awareness of and opportunities for our Fund should only increase. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

ROBO-STOXTM
Global Robotics and Automation Index ETF
Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks The ROBO-STOX™ Global Robotics and Automation Index (the “Index”) which is designed to measure the performance of robotics-related and/or automation-related companies. The Index is comprised of companies in the rapidly developing global robotics and automation industry, with operations in over 15 different countries around the world and listings on multiple foreign and domestic exchanges.

The Robo-Stox™ Global Robotics and Automation Index ETF is designed to track, before fees and expenses, the price and yield performance of the Robo-Stox™ Global Robotics and Automation Index. This is a rule-based index which employs specific investment criteria focused on companies that will derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2014*
Cumulative Inception to Date
	Net Asset Value	Market Price
ROBO-STOX™ Global Robotics and Automation Index ETF	3.84%	4.20%‡
ROBO-STOX™ Global Robotics and Automation Index	5.44%‡	5.44%‡
S&P 500 Index	9.13%‡	9.13%‡

*	Fund commenced operations on October 21, 2013.
‡	Unaudited.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.robostoxetfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.robostoxetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices in Management Discussion of Fund Performance.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments

April 30, 2014

Description	Shares	Fair Value
COMMON STOCK — 99.2%
Canada — 1.9%
Industrials— 1.9%
ATS Automation Tooling Systems*	75,161	$973,757
MacDonald Dettwiler & Associates	13,237	1,026,545
Total Canada		2,000,302

Finland — 1.1%
Industrials— 1.1%
Cargotec, Cl B	24,475	1,092,003
Total Finland		1,092,003

France — 2.1%
Industrials— 1.0%
Schneider Electric	11,726	1,098,906

Information Technology— 1.1%
Dassault Systemes	8,993	1,105,784
Total France		2,204,690

Germany — 8.4%
Consumer Discretionary— 1.0%
Leoni	14,847	1,102,608

Industrials— 5.8%
Krones	27,376	2,616,064
KUKA	46,394	2,371,835
Siemens	8,047	1,060,579
		6,048,478
Information Technology— 1.6%
Isra Vision	9,083	673,916
Jenoptik	59,509	991,129
		1,665,045
Total Germany		8,816,131

Description	Shares	Fair Value
Hong Kong — 1.0%
Industrials— 1.0%
Johnson Electric Holdings	1,120,670	$1,071,098
Total Hong Kong		1,071,098

Israel — 1.8%
Health Care— 0.8%
Mazor Robotics*	93,264	848,149

Industrials— 1.0%
Elbit Systems	16,854	994,047
Total Israel		1,842,196

Japan — 24.2%
Consumer Discretionary— 1.0%
Denso	22,800	1,037,469

Industrials— 14.7%
Aida Engineering	115,100	1,096,566
Daihen	253,000	957,705
FANUC	12,900	2,321,710
Harmonic Drive Systems	32,300	914,643
IHI	248,000	987,294
Mitsubishi Electric	92,000	1,046,569
Nabtesco	45,500	978,672
Nachi-Fujikoshi	160,000	989,094
Shinmaywa Industries	114,000	1,005,800
SMC	4,000	949,772
THK	47,800	1,011,311
Toshiba Machine	221,000	990,052
Yushin Precision Equipment	77,300	2,221,425
		15,470,613
Information Technology— 8.5%
Hitachi Kokusai Electric	88,000	1,003,648
Keyence	5,500	2,118,820
Omron	55,000	1,942,094
Topcon	66,000	1,151,054
Yaskawa Electric	164,100	1,850,710
Yokogawa Electric	66,400	906,030
		8,972,356
Total Japan		25,480,438

Netherlands — 2.2%
Energy— 1.1%
Fugro	17,520	1,159,776

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments

April 30, 2014 (Continued)

Description	Shares	Fair Value
Health Care— 1.1%
QIAGEN*	50,843	$1,114,483
Total Netherlands		2,274,259

Norway — 1.0%
Industrials— 1.0%
Kongsberg Gruppen	45,872	1,076,518
Total Norway		1,076,518

South Korea — 1.1%
Information Technology— 1.1%
SFA Engineering	27,612	1,189,136
Total South Korea		1,189,136

Sweden — 2.1%
Health Care— 1.1%
Elekta, Cl B	80,950	1,132,917

Industrials— 1.0%
Arcam*	39,106	1,013,405
Total Sweden		2,146,322

Switzerland — 5.3%
Health Care— 1.0%
Tecan Group	8,595	1,072,300

Industrials— 4.3%
ABB*	101,372	2,434,955
Kardex	21,104	1,079,059
Swisslog Holding	889,728	1,021,049
		4,535,063
Total Switzerland		5,607,363

Taiwan — 6.6%
Industrials— 4.5%
Airtac International Group	107,000	1,149,795
Hiwin Technologies	266,682	2,534,530
Teco Electric and Machinery	931,000	1,011,219
		4,695,544
Information Technology— 2.1%
Delta Electronics	177,000	1,084,343
Foxconn Technology	456,000	1,132,525
		2,216,868
Total Taiwan		6,912,412

Description	Shares	Fair Value
United Kingdom — 2.9%
Industrials— 0.9%
QinetiQ Group	273,416	$973,122

Information Technology— 2.0%
E2V Technologies	394,216	1,109,872
Renishaw	32,093	984,009
		2,093,881
Total United Kingdom		3,067,003

United States — 37.5%
Consumer Discretionary— 1.9%
iRobot*	59,763	2,002,060

Energy— 3.0%
Forum Energy Technologies*	32,045	956,864
Oceaneering International	30,559	2,239,364
		3,196,228
Health Care— 4.5%
Accuray*	214,121	1,798,616
Intuitive Surgical*	5,623	2,033,839
Varian Medical Systems*	11,888	945,690
		4,778,145
Industrials— 13.0%
Aerovironment*	68,874	2,325,875
Cubic	19,254	913,217
Deere	10,702	998,925
ExOne*	24,607	849,926
John Bean Technologies	32,637	946,147
Lincoln Electric Holdings	34,059	2,275,482
Nordson	13,981	1,039,487
Northrop Grumman	7,958	966,977
Rockwell Automation	20,056	2,390,274
Teledyne Technologies*	10,359	961,937
		13,668,247
Information Technology— 15.1%
3D Systems*	33,965	1,607,903
Atmel*	119,626	929,494
Brooks Automation	87,454	894,655
Cognex*	68,247	2,349,744
FARO Technologies*	46,562	1,857,824
FLIR Systems	28,430	967,757
Immersion*	96,862	1,098,415
Measurement Specialties*	14,769	950,385
Microchip Technology	20,917	994,394
National Instruments	33,331	910,270
Nuance Communications*	58,108	934,958

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments

April 30, 2014 (Concluded)

Description	Shares/Face Amount(1)	Fair Value
Trimble Navigation*	26,136	$1,004,407
Zygo*	68,397	1,315,958
		15,816,164
Total United States		39,460,844

Total Common Stock
(Cost $107,058,088)		104,240,715

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 05/01/2014	63,647	63,647
0.054%, 05/01/2014 EUR	44,139	61,235
		124,882
Total Time Deposits
(Cost $124,882)		124,882

Total Investments - 99.3%
(Cost $107,182,970)		$104,365,597

Percentages are based on Net Assets of $105,150,372.

*	Non-income producing security.

(1)	In U.S. Dollar unless otherwise indicated.

Cl — Class

The following is a list of the level of inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,240,715	$—	$—	$104,240,715
Time Deposits	—	124,882	—	124,882
Total Investments in Securities	$104,240,715	$124,882	$—	$104,365,597

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Statement of Assets and Liabilities

April 30, 2014

Assets:
Investments at Cost	$107,182,970
Cost of Foreign Currency	676,148
Investments at Fair Value	$104,365,597
Foreign Currency at Value	678,541
Dividends Receivable	190,214
Total Assets	105,234,352

Liabilities:
Payable Due to Adviser	83,980
Total Liabilities	83,980

Net Assets	$105,150,372

Net Assets Consist of:
Paid-in Capital	$108,123,970
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(158,542)
Net Unrealized Depreciation on Investments	(2,817,373)
Net Unrealized Appreciation on Foreign Currency Translation	2,317
Net Assets	$105,150,372

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,050,000
Net Asset Value, Offering and Redemption Price Per Share	$25.96

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Statement of Operations

For the period ended April 30, 2014(1)

Investment Income:
Dividend Income	$373,333
Less: Foreign Taxes Withheld	(44,740)
Total Investment Income	328,593

Expenses:
Advisory Fees	320,780
Total Expenses	320,780

Net Investment Income	7,813

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	788,743
Net Realized Loss on Foreign Currency Transactions	(18,128)
Net Unrealized Depreciation on Investments	(2,817,373)
Net Unrealized Appreciation on Foreign Currency Translation	2,317
Net Realized and Unrealized Loss on Investments	(2,044,441)

Net Decrease in Net Assets Resulting from Operations	$(2,036,628)

(1)	For the period October 21, 2013 (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Statement of Changes in Net Assets

For the period ended April 30, 2014(1)

Operations:
Net Investment Income	$7,813
Net Realized Gain on Investments and Foreign Currency Transactions	770,615
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,815,056)
Net Decrease in Net Assets Resulting from Operations	(2,036,628)

Capital Share Transactions:
Issued	112,623,000
Redeemed	(5,436,000)
Increase in Net Assets from Capital Share Transactions	107,187,000

Total Increase in Net Assets	105,150,372

Net Assets:
Beginning of Period	—
End of Period (Includes Undistributed Net Investment Income of $—)	$105,150,372

Share Transactions:
Issued	4,250,000
Redeemed	(200,000)
Net Increase in Shares Outstanding from Share Transactions	4,050,000

(1)	For the period October 21, 2013 (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Financial Highlights

For the Period Ended April 30, 2014‡

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
ROBO-STOXTM Global Robotics and Automation Index ETF
2014‡	$ 25.00	$ —**	$ 0.96†	$ 0.96	$ —	$ —	$ —	$ 25.96	3.84%	$105,150	0.95%(2)	0.02%(2)	8%

‡	Commenced operations on October 21, 2013.

*	Per share data calculated using average shares method.

**	Amount represents less than $0.01.

†
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014

1.	ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the ROBO-STOX™ Global Robotics and Automation Index ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO-STOX™ Global Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”), is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended April 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period October 21, 2013 (commencement of operations) through April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Organizational Expenses — All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Creation Units — Effective June 6, 2014, purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,500, up to a maximum of $2,000, to the Adviser. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500, up to a maximum of $2,000, to the Adviser. For the period ended April 30, 2014 and prior to June 6, 2014, the standard creation transaction fee and redemption transaction fee for each was $1,200. Also, for the period ended April 30, 2014 and prior to June 6, 2014, the maximum creation transaction fee and redemption transaction fee for each was $1,200. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2014:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO-STOXTM Global Robotics and Automation Index ETF	50,000	$1,500	$1,298,000	$1,500

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Continued)

3.	AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.075% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended April 30, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO-STOXTM Global Robotics and Automation Index ETF (1)	$18,511,566	$5,595,643

(1)	The Fund commenced operations on October 21, 2013.

For the period ended April 30, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO-STOXTM Global Robotics and Automation Index ETF (1)	$98,789,422	$5,436,000	$936,970

(1)	The Fund commenced operations on October 21, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5.	TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to foreign currency, net operating loss and redemptions in-kind have been reclassified within the components of net assets for the period ended April 30, 2014:

	Paid-in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
ROBO-STOXTM Global Robotics and Automation Index ETF	$936,970	$(7,813)	$(929,157)

During the year ended April, 30, 2014, the Fund realized $936,970 of net capital gains resulting from in-kind redemptions–in which shareholders exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, they have been reclassified from accumulated net realized losses to paid-in capital.

These reclassifications have no impact on net assets or net asset value per share.

There were no dividends and distributions paid during the period ended April 30, 2014 for tax purposes.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Continued)

5.	TAX INFORMATION (continued)

As of April 30, 2014, the components of tax basis accumulated losses were as follows:

ROBO-STOX™ Global Robotics and Automation Index ETF
Undistributed Ordinary Income	$94,796
Unrealized Depreciation on Investments and Foreign Currency Translation	(3,068,394)
Total Accumulated Losses	$(2,973,598)

For Federal income tax purposes, the cost of securities owned at April 30, 2014, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO-STOXTM Global Robotics and Automation Index ETF	$107,436,308	$3,547,732	$(6,618,443)	$(3,070,711)

6.	RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities or in depositary receipts of the Index, which reflects the performance of a portfolio holding robotics-related and/or automation-related companies.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements

April 30, 2014 (Concluded)

6.	RISKS OF INVESTING IN THE FUND (continued)

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

7.	OTHER

At April 30, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 and does not anticipate any impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO-STOXTM Global Robotics and Automation Index ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ROBO-STOXTM Global Robotics and Automation Index ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2014, and the related statements of operations and changes in net assets, and the financial highlights for the period October 21, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ROBO-STOXTM Global Robotics and Automation Index ETF as of April 30, 2014, and the results of its operations, changes in net assets, and the financial highlights for the period October 21, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 27, 2014

ROBO-STOXTM
Global Robotics and Automation Index ETF
Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of April 30, 2014.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	9	ETF Series Solutions (3) – Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (70 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	8	Exchange Traded Concepts Trust II (2) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (63 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 – President	8	New Mountain Finance Corp.; Exchange Traded Concepts Trust II (2) – Trustee

ROBO-STOXTM
Global Robotics and Automation Index ETF
Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (57 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	6	None
Timothy Jacoby c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2014(2)	Deloitte & Touche LLP 2000 – 2014 Partner	6	Longy School of Music of Bard College; First Parish in Concord
Gary L. French c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2011(3)	State Street Bank, US Investor Services – Fund Administration 2002 to 2010 – Senior Vice President	8	Exchange Traded Concepts Trust II (2) – Trustee

ROBO-STOXTM
Global Robotics and Automation Index ETF
Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
ETF Series Solutions (3) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (52 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present; Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II (2) – Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (52 years old)	Assistant Treasurer	Since 2011
Director, Fund Accounting, SEI Investments Global Funds Services, 2011 to present; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009.
None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (45 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)	Timothy Jacoby was appointed to serve as an Independent Trustee to the Board effective June 1, 2014.

(3)	Served as a Trustee until he resigned effective March 15, 2014.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO-STOXTM Global Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,038.80	0.95%	$4.80
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

ROBO-STOXTM
Global Robotics and Automation Index ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.robostoxetfs.com.

THIS PAGE INTENTIONALLY LEFT BLANK

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended April 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$14,500	$0	N/A
(b)	Audit-Related Fees (3)	$0	$0	$0
(c)	Tax Fees (4)	$3,000	$0	$0
(d)	All Other Fees (2)	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal Year Ended April 2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2014 were $3,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2014

By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: July 8, 2014